Note 12 - Royalty (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure about royalty balances [text block]
	December 31, 2025	December 31, 2024
Balance at January 1,	$1,283	$858
Foreign exchange	(37)	95
Accretion	58	330
Extinguishment of royalty	(1,304)	-
Foreign exchange	(37)	-
Recognition of new royalty due to amendment	2,327	-
Accretion	48	-
Balance at December 31	$2,338	$1,283